Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2014
Affiliated companies and other equity-method investees
Affiliated companies and other equity-method investees

22. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), NRI and NREH.

During the year ended March 31, 2012, NLB was consolidated and Chi-X Europe Limited (“Chi-X Europe”) was disposed of. Both of these companies have historically been reported as significant affiliated companies of Nomura.

During the year ended March 31, 2014, Fortress Investment Group LLC (“Fortress”) has repurchased all of Nomura’s ownership stake. Fortress is therefore no longer Nomura’s equity method investee.

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

In March 2014, the Company sold 2,200,000 shares of JAFCO. Nomura’s ownership of JAFCO decreased from 24.4% as of March 31, 2013 to 19.4% as a result of the offering. Nomura continues to account for JAFCO under the equity method because Nomura still has the ability to exercise significant influence over operating and financial decisions of JAFCO.

As of March 31, 2014, Nomura’s ownership of JAFCO was 19.5% and there was no remaining equity method goodwill included in the carrying amount of the investment.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

In May 2011, Nomura indirectly acquired an additional 0.9% equity interest in NRI, when Nomura purchased additional issued shares of NLB and made it a subsidiary.

In July 2011, the Company acquired 381,520 shares of NLB from NRI and issued 45,019,360 common shares to NRI as a result of the share exchange. See Note 11 “Business combinations” for further information.

As of March 31, 2014, Nomura’s ownership of NRI was 38.0% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥56,473 million.

NLB

NLB owns certain of Nomura’s leased office space in Japan. NLB became a consolidated subsidiary of Nomura on May 24, 2011 and is therefore no longer an affiliated company of Nomura. See Note 11 “Business combinations” for further information. In addition, lease transactions with Nomura while NLB was an affiliated company of Nomura is disclosed in Note 10 “Leases”.

Fortress

Fortress is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress is treated as an investment in a limited partnership and is accounted for by the equity method of accounting.

On February 13, 2014 Fortress has repurchased all of Nomura’s ownership stake. As a result, Fortress is therefore no longer Nomura’s equity method investee.

Chi-X Europe

The investment in Chi-X Europe was accounted for by the equity method from December 31, 2009.

On February 18, 2011, BATS Global Markets, Inc. (“BATS”) entered into a definitive agreement to acquire 100% of the outstanding stock of Chi-X Europe. After regulatory approval, Nomura exchanged its shares in Chi-X Europe for approximately 7% (fully diluted) of the outstanding stock of BATS. As a result, Chi-X Europe is therefore no longer an affiliated company of Nomura.

NREH

NREH was a consolidated subsidiary of Nomura until March 2013. In March 2013, Nomura sold 32,040 thousand shares of NREH. As a result, Nomura’s voting interest fell to 34.0%. Since Nomura no longer maintained a controlling financial interest in NREH, NREH was deconsolidated and is now an affiliated company accounted for by the equity method.

On deconsolidating NREH, a gain of ¥50,139 million, including unrealized gain of ¥38,468 million from Nomura’s remaining shares, was recognized which is reported in the consolidated statements of income within Revenue—Other.

NREH is a listed company in the First Section of the Tokyo Stock Exchange and the fair value of the retained investment in NREH was estimated using a quoted market price.

As of March 31, 2014, Nomura’s ownership of NREH was 34.1% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

A summary of financial information for JAFCO, NRI, NLB and NREH is as follows.

	Millions of yen
	March 31
	2013(1)(3)	2014(1)
Total assets	¥2,307,795	¥2,089,844
Total liabilities	1,551,699	1,247,768

	Millions of yen
	Year ended March 31
	2012(2)	2013(3)	2014
Net revenues	¥161,209	¥143,193	¥947,213
Non-interest expenses	105,520	69,899	779,690
Net income attributable to the companies	31,007	48,706	87,261

(1)	NLB’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2013 and 2014.
(2)	For NLB, financial information while it was an affiliated company of Nomura is included.
(3)	NREH is accounted for by the equity method from March 2013. NREH’s assets and liabilities are included however Net revenues, Non-interest expenses and Net income attributable to NREH are not included.

A summary of financial information for Fortress is as follows.

Millions of yen
March 31, 2013(1)
Total assets	¥203,332
Total liabilities	88,881

	Millions of yen
	Year ended March 31
	2012(1)	2013(1)	2014(1)
Net revenues	¥73,306	¥95,356	¥144,349
Non-interest expenses	166,006	73,956	89,338
Net income (loss) attributable to the company	(36,994)	6,487	20,071

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2011, 2012 and 2013, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

A summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NLB and NRI, which are disclosed in Note 10 “Leases”, is presented below.

	Millions of yen
	March 31
	2013	2014
Investments in affiliated companies	¥333,329	¥339,637
Advances to affiliated companies	12,376	5,797
Other receivables from affiliated companies	8,856	6,919
Other payables to affiliated companies	4,270	9,344

	Millions of yen
	Year ended March 31
	2012	2013	2014
Revenues	¥5,635	¥7,418	¥411
Non-interest expenses	49,810	48,755	57,687
Purchase of software, securities and tangible assets	22,904	55,099	26,655

The aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available are as follows.

	Millions of yen
	March 31
	2013	2014
Carrying amount	¥322,747	¥330,983
Fair value	404,967	429,854

Equity in earnings of equity-method investees, including those above, was a gain of ¥5,716 million, gain of ¥18,597 million and gain of ¥37,805 million for the years ended March 31, 2012, 2013 and 2014, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2012, 2013 and 2014 were ¥4,747 million, ¥5,594 million and ¥8,306 million, respectively.